Asset Retirement Obligations and Accrued Environmental Costs - Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	$ 1,829
Recorded in earnings	56
Capitalized to property, plant and equipment	5
Settled during the year	(119)
Foreign currency translation and other	27
Other provisions ending balance	1,798
Current liabilities
Payables and accrued charges (Note 22)	148
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,650
Asset retirement obligations [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	1,295
Recorded in earnings	39
Capitalized to property, plant and equipment	5
Settled during the year	(103)
Foreign currency translation and other	18
Other provisions ending balance	1,254
Current liabilities
Payables and accrued charges (Note 22)	123
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,131
Accrued environmental costs [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	534
Recorded in earnings	17
Capitalized to property, plant and equipment	0
Settled during the year	(16)
Foreign currency translation and other	9
Other provisions ending balance	544
Current liabilities
Payables and accrued charges (Note 22)	25
Non-current liabilities
Asset retirement obligations and accrued environmental costs	$ 519